Employee Retirement Plans - Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets for Pension Plans Having Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets (Detail) - Pension Benefits [Member] - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation, end of year	$ 725.2	$ 784.0
Fair value of plan assets, end of year	$ 585.2	$ 638.2